JPMorgan U.S. Large Cap Core Plus Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 124.0%
Common Stocks — 121.7%
Aerospace & Defense — 3.3%
Howmet Aerospace, Inc. (a)	396	39,678
Northrop Grumman Corp.	30	15,876
TransDigm Group, Inc.	20	28,811
		84,365
Air Freight & Logistics — 0.3%
FedEx Corp.	30	8,103
Banks — 3.8%
Bank of America Corp. (a)	233	9,224
Fifth Third Bancorp	560	23,992
Truist Financial Corp.	583	24,943
Wells Fargo & Co. (a)	702	39,656
		97,815
Beverages — 2.3%
Coca-Cola Co. (The) (a)	252	18,091
Monster Beverage Corp. *	304	15,890
PepsiCo, Inc. (a)	158	26,813
		60,794
Biotechnology — 4.6%
AbbVie, Inc. (a)	230	45,443
Biogen, Inc. *	26	5,032
BioMarin Pharmaceutical, Inc. *	36	2,513
Neurocrine Biosciences, Inc. *	49	5,673
Regeneron Pharmaceuticals, Inc. *	24	25,500
Sarepta Therapeutics, Inc. *	111	13,867
Vertex Pharmaceuticals, Inc. * (a)	48	22,087
		120,115
Broadline Retail — 5.0%
Amazon.com, Inc. * (a)	692	128,873
Building Products — 2.3%
Carrier Global Corp.	223	17,965
Trane Technologies plc	105	40,685
		58,650
Capital Markets — 3.5%
Ameriprise Financial, Inc.	44	20,699
Charles Schwab Corp. (The) (a)	375	24,275
Goldman Sachs Group, Inc. (The) (a)	74	36,883
Intercontinental Exchange, Inc.	33	5,281
Raymond James Financial, Inc.	28	3,481
		90,619

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Chemicals — 1.4%
Dow, Inc.	248	13,551
Linde plc	47	22,585
		36,136
Communications Equipment — 0.2%
Arista Networks, Inc. *	11	4,354
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	36	19,454
Vulcan Materials Co.	25	6,172
		25,626
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	17	14,823
Maplebear, Inc. *	35	1,436
		16,259
Electric Utilities — 3.1%
Entergy Corp.	42	5,528
NextEra Energy, Inc. (a)	335	28,361
PG&E Corp.	905	17,888
Southern Co. (The)	320	28,876
		80,653
Electrical Equipment — 1.0%
AMETEK, Inc.	53	9,159
Eaton Corp. plc	44	14,712
Emerson Electric Co.	23	2,491
		26,362
Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	123	4,453
Schlumberger NV	27	1,124
		5,577
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	43	6,579
Warner Music Group Corp., Class A	517	16,195
		22,774
Financial Services — 7.1%
Affirm Holdings, Inc. *	116	4,738
Berkshire Hathaway, Inc., Class B *	31	14,297
Block, Inc. *	302	20,295
Corpay, Inc. *	59	18,399
Fidelity National Information Services, Inc.	164	13,712
Fiserv, Inc. *	114	20,463
Jack Henry & Associates, Inc.	19	3,423

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A (a)	151	74,707
WEX, Inc. *	64	13,376
		183,410
Food Products — 1.5%
Hershey Co. (The)	46	8,753
Mondelez International, Inc., Class A (a)	403	29,721
		38,474
Ground Transportation — 2.7%
Norfolk Southern Corp. (a)	100	24,766
Uber Technologies, Inc. * (a)	322	24,236
Union Pacific Corp. (a)	40	9,899
XPO, Inc. *	90	9,676
		68,577
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. * (a)	243	20,378
Intuitive Surgical, Inc. *	34	16,524
Medtronic plc	39	3,493
Stryker Corp.	82	29,635
		70,030
Health Care Providers & Services — 2.9%
HCA Healthcare, Inc.	10	4,114
Humana, Inc.	17	5,312
UnitedHealth Group, Inc. (a)	114	66,828
		76,254
Health Care REITs — 0.7%
Ventas, Inc.	302	19,366
Hotels, Restaurants & Leisure — 4.5%
Booking Holdings, Inc.	4	15,256
Chipotle Mexican Grill, Inc. *	179	10,317
Darden Restaurants, Inc.	24	3,980
DoorDash, Inc., Class A *	20	2,803
Hilton Worldwide Holdings, Inc. (a)	102	23,604
McDonald's Corp. (a)	72	21,927
Royal Caribbean Cruises Ltd.	38	6,670
Yum! Brands, Inc. (a)	233	32,579
		117,136
Household Durables — 0.1%
Lennar Corp., Class A	14	2,642
Household Products — 0.5%
Church & Dwight Co., Inc.	12	1,225
Procter & Gamble Co. (The) (a)	65	11,254
		12,479

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Industrial Conglomerates — 0.6%
Honeywell International, Inc. (a)	77	15,864
Insurance — 3.4%
Aon plc, Class A	128	44,450
Arthur J Gallagher & Co.	5	1,274
Progressive Corp. (The) (a)	53	13,414
Ryan Specialty Holdings, Inc.	40	2,655
Travelers Cos., Inc. (The)	115	27,030
		88,823
Interactive Media & Services — 7.0%
Alphabet, Inc., Class C	87	14,481
Alphabet, Inc., Class A (a)	411	68,171
Meta Platforms, Inc., Class A (a)	172	98,489
		181,141
IT Services — 0.2%
Cognizant Technology Solutions Corp., Class A	32	2,444
MongoDB, Inc. *	5	1,492
		3,936
Life Sciences Tools & Services — 1.6%
Danaher Corp.	47	12,985
Thermo Fisher Scientific, Inc. (a)	44	27,186
		40,171
Machinery — 2.3%
Deere & Co.	4	1,886
Dover Corp.	42	7,993
Ingersoll Rand, Inc.	319	31,281
Otis Worldwide Corp.	167	17,340
		58,500
Media — 0.9%
Comcast Corp., Class A (a)	221	9,253
Sirius XM Holdings, Inc.	545	12,891
		22,144
Multi-Utilities — 1.4%
Ameren Corp.	30	2,634
CMS Energy Corp.	85	6,006
Dominion Energy, Inc.	290	16,786
DTE Energy Co.	48	6,201
NiSource, Inc.	150	5,185
		36,812
Oil, Gas & Consumable Fuels — 4.4%
Cheniere Energy, Inc.	31	5,539
ConocoPhillips (a)	234	24,605
Diamondback Energy, Inc.	30	5,225

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EQT Corp.	308	11,297
Exxon Mobil Corp. (a)	501	58,743
Phillips 66	18	2,331
Targa Resources Corp.	19	2,847
TC Energy Corp. (Canada)	54	2,538
		113,125
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co. (a)	344	17,785
Elanco Animal Health, Inc. *	528	7,756
Eli Lilly & Co. (a)	34	30,531
Johnson & Johnson	43	6,921
		62,993
Professional Services — 0.6%
Leidos Holdings, Inc.	99	16,179
Residential REITs — 0.2%
American Homes 4 Rent, Class A	87	3,350
Equity LifeStyle Properties, Inc.	18	1,269
		4,619
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc. *	37	5,976
Analog Devices, Inc.	4	996
Marvell Technology, Inc.	82	5,936
Microchip Technology, Inc.	275	22,112
Micron Technology, Inc.	373	38,690
NVIDIA Corp. (a)	1,514	183,847
NXP Semiconductors NV (China)	130	31,279
ON Semiconductor Corp. *	65	4,722
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	163	28,342
Texas Instruments, Inc. (a)	114	23,427
		345,327
Software — 11.6%
Intuit, Inc.	30	18,700
Microsoft Corp. (a)	466	200,667
Roper Technologies, Inc.	7	3,912
Salesforce, Inc. (a)	150	40,920
ServiceNow, Inc. *	39	34,890
		299,089
Specialized REITs — 1.8%
American Tower Corp.	13	3,093
Digital Realty Trust, Inc.	249	40,299
SBA Communications Corp.	13	2,985
		46,377

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Specialty Retail — 4.3%
AutoZone, Inc. *	3	10,209
Best Buy Co., Inc.	73	7,519
Burlington Stores, Inc. *	70	18,368
Lowe's Cos., Inc. (a)	163	44,146
O'Reilly Automotive, Inc. * (a)	20	23,572
TJX Cos., Inc. (The)	67	7,818
		111,632
Technology Hardware, Storage & Peripherals — 9.0%
Apple, Inc. (a)	672	156,658
Hewlett Packard Enterprise Co.	447	9,149
Seagate Technology Holdings plc	310	33,902
Western Digital Corp. *	475	32,436
		232,145
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	9	2,490
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	3	2,740
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	31	6,365
Total Common Stocks (Cost $1,882,674)		3,145,915
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c)(Cost $59,436)	59,416	59,451
Total Long Positions (Cost $1,942,110)		3,205,366
Short Positions — (24.1)%
Common Stocks — (24.1)%
Aerospace & Defense — (0.8)%
Boeing Co. (The) *	(24)	(3,654)
Huntington Ingalls Industries, Inc.	(44)	(11,576)
Lockheed Martin Corp.	(9)	(5,380)
		(20,610)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(45)	(5,983)
Automobiles — (0.3)%
Ford Motor Co.	(649)	(6,853)
Banks — (0.5)%
Citizens Financial Group, Inc.	(112)	(4,582)
Huntington Bancshares, Inc.	(331)	(4,863)
PNC Financial Services Group, Inc. (The)	(26)	(4,859)
		(14,304)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Beverages — (0.4)%
Molson Coors Beverage Co., Class B	(172)	(9,917)
Biotechnology — (0.2)%
Gilead Sciences, Inc.	(31)	(2,598)
Moderna, Inc. *	(34)	(2,248)
(4,846)
Building Products — (0.3)%
Johnson Controls International plc	(103)	(7,959)
Capital Markets — (1.2)%
BlackRock, Inc.	(4)	(3,866)
FactSet Research Systems, Inc.	(12)	(5,574)
Franklin Resources, Inc.	(258)	(5,201)
LPL Financial Holdings, Inc.	(12)	(2,722)
Moody's Corp.	(8)	(3,765)
Nasdaq, Inc.	(36)	(2,611)
State Street Corp.	(43)	(3,838)
T. Rowe Price Group, Inc.	(27)	(2,919)
(30,496)
Commercial Services & Supplies — (0.3)%
Cintas Corp.	(23)	(4,680)
Waste Management, Inc.	(17)	(3,515)
(8,195)
Communications Equipment — (0.4)%
Cisco Systems, Inc.	(215)	(11,426)
Consumer Finance — (0.2)%
Synchrony Financial	(126)	(6,295)
Consumer Staples Distribution & Retail — (0.5)%
Sysco Corp.	(169)	(13,190)
Walgreens Boots Alliance, Inc.	(95)	(856)
(14,046)
Containers & Packaging — (0.3)%
International Paper Co.	(139)	(6,796)
Diversified Telecommunication Services — (0.1)%
Verizon Communications, Inc.	(66)	(2,961)
Electric Utilities — (1.5)%
American Electric Power Co., Inc.	(65)	(6,663)
Duke Energy Corp.	(72)	(8,238)
Eversource Energy	(98)	(6,640)
Exelon Corp.	(38)	(1,553)
FirstEnergy Corp.	(198)	(8,791)
Pinnacle West Capital Corp.	(54)	(4,792)
PPL Corp.	(62)	(2,061)
(38,738)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Electrical Equipment — (0.2)%
Rockwell Automation, Inc.	(19)	(5,084)
Energy Equipment & Services — (0.1)%
Halliburton Co.	(76)	(2,218)
Entertainment — (0.5)%
Electronic Arts, Inc.	(72)	(10,407)
Netflix, Inc. *	(4)	(2,660)
(13,067)
Financial Services — (1.1)%
PayPal Holdings, Inc. *	(109)	(8,470)
Toast, Inc., Class A *	(293)	(8,298)
Voya Financial, Inc.	(76)	(6,023)
Western Union Co. (The)	(397)	(4,742)
(27,533)
Food Products — (0.2)%
Conagra Brands, Inc.	(43)	(1,388)
Kraft Heinz Co. (The)	(141)	(4,966)
(6,354)
Gas Utilities — (0.1)%
National Fuel Gas Co.	(44)	(2,675)
Health Care Equipment & Supplies — (0.2)%
Dentsply Sirona, Inc.	(103)	(2,783)
Zimmer Biomet Holdings, Inc.	(27)	(2,915)
(5,698)
Health Care Providers & Services — (0.8)%
Centene Corp. *	(31)	(2,337)
Cigna Group (The)	(20)	(6,873)
CVS Health Corp.	(38)	(2,411)
Henry Schein, Inc. *	(53)	(3,854)
Labcorp Holdings, Inc.	(18)	(3,923)
Molina Healthcare, Inc. *	(4)	(1,495)
(20,893)
Hotels, Restaurants & Leisure — (0.5)%
Carnival Corp. *	(74)	(1,371)
Choice Hotels International, Inc.	(42)	(5,543)
Domino's Pizza, Inc.	(12)	(4,977)
(11,891)
Household Products — (0.1)%
Clorox Co. (The)	(8)	(1,289)
Kimberly-Clark Corp.	(7)	(961)
(2,250)
Industrial Conglomerates — (0.1)%
3M Co.	(19)	(2,553)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — (2.0)%
Aflac, Inc.	(46)	(5,181)
Allstate Corp. (The)	(47)	(8,844)
American International Group, Inc.	(116)	(8,476)
Arch Capital Group Ltd. *	(35)	(3,858)
Globe Life, Inc.	(35)	(3,660)
Hartford Financial Services Group, Inc. (The)	(47)	(5,580)
Kinsale Capital Group, Inc.	(4)	(2,058)
Willis Towers Watson plc	(17)	(4,853)
WR Berkley Corp.	(162)	(9,216)
(51,726)
IT Services — (0.8)%
EPAM Systems, Inc. *	(31)	(6,173)
International Business Machines Corp.	(66)	(14,678)
(20,851)
Life Sciences Tools & Services — (0.5)%
Agilent Technologies, Inc.	(18)	(2,609)
Bruker Corp.	(60)	(4,129)
Revvity, Inc.	(22)	(2,880)
Waters Corp. *	(11)	(3,833)
(13,451)
Machinery — (1.0)%
Donaldson Co., Inc.	(107)	(7,924)
Illinois Tool Works, Inc.	(44)	(11,439)
Stanley Black & Decker, Inc.	(50)	(5,536)
(24,899)
Media — (0.9)%
Fox Corp., Class A	(318)	(13,438)
Interpublic Group of Cos., Inc. (The)	(199)	(6,297)
Omnicom Group, Inc.	(42)	(4,353)
(24,088)
Multi-Utilities — (0.5)%
CenterPoint Energy, Inc.	(222)	(6,527)
Consolidated Edison, Inc.	(24)	(2,532)
Sempra	(47)	(3,909)
(12,968)
Office REITs — (0.0)% ^
SL Green Realty Corp.	—	—
Oil, Gas & Consumable Fuels — (0.6)%
Coterra Energy, Inc.	(107)	(2,572)
Enbridge, Inc. (Canada)	(70)	(2,842)
Occidental Petroleum Corp.	(63)	(3,271)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
ONEOK, Inc.	(29)	(2,593)
Valero Energy Corp.	(30)	(4,055)
(15,333)
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(80)	(2,379)
Pharmaceuticals — (0.2)%
Zoetis, Inc.	(22)	(4,226)
Professional Services — (1.1)%
Automatic Data Processing, Inc.	(9)	(2,572)
Dayforce, Inc. *	(146)	(8,930)
Equifax, Inc.	(16)	(4,752)
Paychex, Inc.	(44)	(5,820)
Paycom Software, Inc.	(36)	(6,059)
(28,133)
Residential REITs — (0.2)%
Essex Property Trust, Inc.	(5)	(1,450)
Mid-America Apartment Communities, Inc.	(20)	(3,134)
(4,584)
Retail REITs — (0.7)%
NNN REIT, Inc.	(124)	(6,011)
Simon Property Group, Inc.	(66)	(11,243)
(17,254)
Semiconductors & Semiconductor Equipment — (1.7)%
Applied Materials, Inc.	(63)	(12,819)
ARM Holdings plc *	(49)	(6,937)
Intel Corp.	(84)	(1,963)
KLA Corp.	(3)	(2,309)
Monolithic Power Systems, Inc.	(5)	(4,289)
QUALCOMM, Inc.	(45)	(7,706)
Teradyne, Inc.	(57)	(7,654)
(43,677)
Software — (0.4)%
Adobe, Inc. *	(5)	(2,503)
Workday, Inc., Class A *	(32)	(7,973)
(10,476)
Specialized REITs — (0.1)%
Extra Space Storage, Inc.	(8)	(1,498)
Specialty Retail — (0.3)%
Home Depot, Inc. (The)	(18)	(7,114)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Technology Hardware, Storage & Peripherals — (0.9)%
HP, Inc.	(340)	(12,201)
NetApp, Inc.	(93)	(11,468)
(23,669)
Textiles, Apparel & Luxury Goods — (0.5)%
NIKE, Inc., Class B	(125)	(11,038)
On Holding AG (Switzerland), Class A *	(34)	(1,731)
(12,769)
Trading Companies & Distributors — (0.5)%
Fastenal Co.	(185)	(13,192)
Total Common Stocks (Proceeds $(596,889))		(621,928)
Total Short Positions (Proceeds $(596,889))		(621,928)
Total Investments — 99.9% (Cost $1,345,221)		2,583,438
Other Assets Less Liabilities — 0.1%		1,294
Net Assets — 100.0%		2,584,732

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $844,386.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	64	12/20/2024	USD	18,610	175

Abbreviations
USD	United States Dollar

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,205,366	$—	$—	$3,205,366
Total Liabilities in Securities Sold Short (a)	$(621,928)	$—	$—	$(621,928)
Appreciation in Other Financial Instruments
Futures Contracts (a)	$175	$—	$—	$175

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$62,838	$252,603	$256,018	$13	$15	$59,451	59,416	$885	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.